Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
U.S. federal income tax rate	35.00%	35.00%	35.00%
Foreign tax rate variances	(7.70%)	(8.10%)	(8.50%)
Tax credits	(3.70%)	(4.30%)	(4.90%)
Change in Valuation Allowances	1.30%	0.10%	0.60%
Current year losses with no benefit	2.10%	4.10%	5.90%
Net operating loss carry-forwards	(2.30%)	(0.50%)	0.00%
Changes in tax reserves	0.50%	1.40%	(0.10%)
U.S. Expense Allocation	2.00%	2.70%	2.10%
Earnings of equity investments	(0.10%)	(0.20%)	(0.40%)
Withholding taxes	2.80%	1.20%	0.60%
State taxes, net of federal benefit	0.20%	0.30%	0.00%
Other, net	0.00%	0.60%	(0.60%)
Effective income tax rate	30.10%	32.30%	29.70%